Supplement to the currently effective STATEMENT OF ADDITIONAL INFORMATION

Deutsche MLP & Energy Infrastructure Fund

Avraham D. Feinberg has been added as a portfolio manager of the fund and, together with John W. Vojticek, Manoj H. Patel and Francis X. Greywitt III, is responsible for the day-to-day management of the fund.

The following information replaces the existing tables for Deutsche MLP & Energy Infrastructure Fund in “Appendix I-D – Portfolio Management” of the fund’s Statement of Additional Information. The information for John W. Vojticek, Manoj H. Patel and Francis X. Greywitt III is provided as of November 30, 2017 and the information for Avraham D. Feinberg is provided as of March 31, 2018:

Fund Ownership of Portfolio Managers

Name of Portfolio Manager	Dollar Range of Fund Shares Owned	Dollar Range of All Deutsche Fund Shares Owned
John W. Vojticek	$0	$500,001 - $1,000,000
Manoj H. Patel	$10,001 - $50,000	$100,001 - $500,000
Francis X. Greywitt III	$100,001 - $500,000	$500,001 - $1,000,000
Avraham D. Feinberg	$10,001 - $50,000	$10,001 - $50,000

Conflicts of Interest

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts
John W. Vojticek	10	$7,352,944,141	0	$0
Manoj H. Patel	2	$3,410,387,618	0	$0
Francis X. Greywitt III	3	$3,785,235,054	0	$0
Avraham D. Feinberg	0	$0	0	$0

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
John W. Vojticek	28	$7,491,992,373	0	$0
Manoj H. Patel	6	$4,281,720,879	0	$0
Francis X. Greywitt III	8	$4,443,983,146	0	$0
Avraham D. Feinberg	0	$0	0	$0

June 8, 2018

SAISTKR-416

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
John W. Vojticek	34	$5,859,361,079	0	$0
Manoj H. Patel	12	$3,508,452,004	0	$0
Francis X. Greywitt III	12	$3,508,452,004	0	$0
Avraham D. Feinberg	0	$0	0	$0

Please Retain This Supplement for Future Reference

June 8, 2018

SAISTKR-416